Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Valuation of Investments
The Plan’s investments are stated at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual Funds: Valued at the quoted net asset value (“NAV”) of shares held by the Plan at year end.
Teledyne Technologies Incorporated Common Stock Fund: The Teledyne Technologies Incorporated Common Stock Fund is a real-time traded stock that trades with the current market price or closing price of the common stock.
Self-Directed Brokerage Link: Valued at quoted market prices in an active market on the last business day of the Plan year.
Collective Trusts: Units held in collective trusts (“CT”) are valued using the net asset value practical expedient (“NAV practical expedient”) of the CT as reported by the CT managers. The NAV practical expedient is based on the fair value of the underlying assets owned by the CT, minus its liabilities, and then divided by the number of units outstanding. The beneficial interest in the net assets of each portfolio is represented by units. NAV per unit is determined each business day. Issues and redemptions of units are recorded, upon receipt of unit holder’s instructions in good order, based on the next determined NAV per unit, normally each day. In unusual market conditions, the trustee may in its sole discretion, impose restrictions on issues and redemptions of units. The issuance and redemption provisions of the underlying funds are consistent with those of the portfolios. In certain circumstances units may be purchased or redeemed through the exchange of securities, the fair value of which is used to determine the number of units issued or redeemed.
While the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Teledyne Technologies Incorporated 401(k) Plan
Notes to Financial Statements (continued)
3. Fair Value Measurements (continued)
In accordance with U.S. GAAP, each of the Plan’s fair value measurements are categorized using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level l measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 - Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets
•Quoted prices for identical or similar assets or liabilities in inactive markets
•Inputs other than quoted prices that are observable for the asset or liability
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Teledyne Technologies Incorporated 401(k) Plan
Notes to Financial Statements (continued)
3. Fair Value Measurements (continued)
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair values as of December 31, 2025 and 2024 (in thousands):

	2025
	Level 1	Level 2	Level 3	Total

Investments at fair value
Mutual funds	$293,099	$—	$—	$293,099
Teledyne Technologies Incorporated common stock fund	94,047	—	—	94,047
Self-directed brokerage	98,720	—	—	98,720
Total investments in the fair value hierarchy	$485,866	$—	$—	$485,866

Investments measured at net asset value as a practical expedient:
Collective trusts (includes Fidelity MIP)				1,831,742
Total investments at fair value				$2,317,608

	2024
	Level 1	Level 2	Level 3	Total

Investments at fair value
Mutual funds	$281,476	$—	$—	$281,476
Teledyne Technologies Incorporated common stock fund	93,372	—	—	93,372
Self-directed brokerage	81,754	—	—	81,754
Total investments in the fair value hierarchy	$456,602	$—	$—	$456,602

Investments measured at net asset value as a practical expedient:
Collective trusts (includes Fidelity MIP)				1,611,457
Total investments at fair value				$2,068,059